Basis for preparation, consolidation and accounting policies - Impact of Adoption of IFRS 16 on Impact on consolidated statement of cash flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of basis for preparation, consolidation and accounting policies [Line Items]
Interest paid	$ (14,504)	$ (21,653)	$ (28,266)
Net cash and cash equivalents provided by (used in) operating activities	(197,510)	142,434	69,076
Payments of lease liabilities	(5,205)	(4,080)	(7,596)
Net cash and cash equivalents provided by (used in) financing activities	425,347	(54,807)	(122,629)
Minera Yanacocha SRL and subsidiary [Member]
Disclosure of basis for preparation, consolidation and accounting policies [Line Items]
Net cash and cash equivalents provided by (used in) operating activities	13,163	195,855	272,396
Payments of lease liabilities	(215)	(265)	(296)
Net cash and cash equivalents provided by (used in) financing activities	$ (215)	$ (265)	$ (296)